Events After the Reporting Period	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Events After the Reporting Period
Events After the Reporting Period

Note 7. Events After the Reporting Period

Commencement of research laboratory facility

On October 23, 2020, we entered into a lease agreement for 518 square meters of laboratory space in Hørsholm, Denmark commencing on August 13, 2021 for a term of 10 years with a subsequent 12-month cancellation notice period.

The initial monthly payment for this laboratory space is expected to be between $16,000 and $18,000 and throughout the term, the lease is subject to annual increases ranging from two to four percent on the annualized lease payment amount.

Note 23. Events After the Reporting Period

Stock Split

On January 4, 2021, the Company’s board of directors and shareholders approved (i) a 2-for-1 stock split of its issued and outstanding ordinary shares and (ii) a bonus share issuance in the ratio of 17-for-1 of its issued and outstanding ordinary shares. The stock split also resulted in a reduction of the nominal value of the Company’s ordinary shares from DKK 2 to DKK 1. Accordingly, all share and per share data in the accompanying financial statements, and notes thereto, have been retroactively adjusted for all periods presented, as applicable, to give effect to the stock split, the bonus share issuance and the reduction in nominal value of our ordinary shares, with the corresponding impact on share capital and share premium. Retrospective effect has also been given with respect to the share and per share data for the warrants and convertible debt instruments.

Initial Public Offering

On February 5, 2021, the Company completed its initial public offering through which the Company issued and sold 3,000,000 ADSs, with each ADS representing one ordinary share, at a price per ADS of 10.00. The Company received aggregate net proceeds of approximately $25.4 million from the initial public offering, after deducting the underwriting discounts and commissions and estimated offering expenses payable by us. Upon the completion of the initial public offering, our registered, issued, and outstanding was nominal DKK 19,198,668 divided into 19,198,668 ordinary shares of DKK 1.

New corporate headquarters

On February 15, 2021, the Company opened the new corporate headquarters and research laboratory facility located in the DTU Science Park in Hoersholm near Copenhagen, Denmark.